Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Summary of provisions by type	Provisions by type in EUR million 2021 2020 Reorganisation provisions 421 381 Litigation provisions 132 105 Other provisions 441 205 995 691
Summary of changes in provisions
Changes in provisions
Reorganisation Litigation Other Total
in EUR million 2021 2020 2021 2020 2021 2020
1
2021 2020
Opening balance 381 385 105 102 205 201 691 688
Additions 310 165 50 46 354 66 715 277
Interest -2 -1 -2 -1
Releases -96 -16 -11 -25 -79 -47 -186 -88
Utilised -172 -152 -18 -16 -25 -13 -215 -180
Exchange rate differences 0 -1 -3 -3 -2 -5 -4 -9
Other changes -3 -0 9 0 -11 4 -5 4
Closing balance 421 381 132 105 441 205 995 691